Aristotle Core Equity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communication Services - 10.3%
Alphabet, Inc. - Class A	136,723	$24,904,094
Meta Platforms, Inc. - Class A	28,279	14,258,837
Netflix, Inc.(a)	7,562	5,103,443
		44,266,374

Consumer Discretionary - 11.5%
Amazon.com, Inc.(a)	106,349	20,551,944
Expedia Group, Inc.(a)	29,825	3,757,652
General Motors Co.	109,806	5,101,587
Home Depot, Inc.	22,871	7,873,113
Marriott International Inc. - Class A	26,519	6,411,499
O'Reilly Automotive, Inc.(a)	5,553	5,864,301
		49,560,096

Consumer Staples - 4.5%
Costco Wholesale Corp.	12,975	11,028,620
Darling Ingredients, Inc.(a)	166,974	6,136,294
Estee Lauder Cos., Inc. - Class A	21,104	2,245,466
		19,410,380

Energy - 2.7%
Antero Resources Corp.(a)	163,495	5,334,842
Halliburton Co.	179,858	6,075,603
		11,410,445

Financials - 11.9%
Ameriprise Financial, Inc.	19,169	8,188,805
Bank of America Corp.	198,276	7,885,437
Chubb Ltd.	28,791	7,344,008
Intercontinental Exchange, Inc.	55,474	7,593,836
JPMorgan Chase & Co.	60,039	12,143,488
Visa, Inc. - Class A	30,038	7,884,074
		51,039,648

Health Care - 12.2%
Adaptive Biotechnologies Corp.(a)	439,996	1,592,786
Becton Dickinson & Co.	22,061	5,155,876
Bio-Techne Corp.	87,913	6,298,966
Boston Scientific Corp.(a)	60,239	4,639,005
Cigna Group	21,626	7,148,907
Eli Lilly & Co.	7,770	7,034,803
Guardant Health, Inc.(a)	119,668	3,456,012
Thermo Fisher Scientific, Inc.	10,777	5,959,681
Vertex Pharmaceuticals, Inc.(a)	13,122	6,150,544
Zoetis, Inc.	28,702	4,975,779
		52,412,359

Industrials - 8.5%
AMETEK, Inc.	53,660	8,945,659
Chart Industries, Inc.(a)	27,525	3,972,958
Honeywell International, Inc.	26,500	5,658,810
Norfolk Southern Corp.	31,651	6,795,153
Spirit AeroSystems Holdings, Inc. - Class A(a)	80,882	2,658,591
Trane Technologies PLC	25,805	8,488,039
		36,519,210

Information Technology - 32.2%(b)
Amphenol Corp. - Class A	59,576	4,013,635
Apple, Inc.	103,000	21,693,860
Applied Materials, Inc.	32,108	7,577,167
Broadcom, Inc.	8,540	13,711,227
Microchip Technology, Inc.	34,098	3,119,967
Microsoft Corp.	82,137	36,711,132
NVIDIA Corp.	271,242	33,509,237
Oracle Corp.	34,986	4,940,023
ServiceNow, Inc.(a)	10,245	8,059,434
Synopsys, Inc.(a)	8,518	5,068,721
		138,404,403

Materials - 1.7%
Avery Dennison Corp.	33,666	7,361,071

Utilities - 2.2%
American Water Works Co., Inc.	26,513	3,424,419
NextEra Energy, Inc.	82,031	5,808,615
		9,233,034
TOTAL COMMON STOCKS (Cost $287,390,163)		419,617,020

REAL ESTATE INVESTMENT TRUSTS - 1.5%	Shares	Value
Alexandria Real Estate Equities, Inc.	26,182	3,062,508
Prologis, Inc.	29,328	3,293,828
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,354,066)		6,356,336

TOTAL INVESTMENTS - 99.2% (Cost $293,744,229)		$425,973,356
Other Assets in Excess of Liabilities - 0.8%		3,414,807
TOTAL NET ASSETS - 100.0%		$429,388,163

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.